Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 13,901,533
Entity Tax Identification Number	13-2670991
EBP, Plan Number	003
EBP, Asset Held for Investment	$ 3,185,626,354
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Investment, Identifier [Axis]: BrandywineGlobal Corporate Credit Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,950,362
Investment, Identifier [Axis]: BrandywineGlobal Global Opportunities Fund (non-hedged), Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,045,964
Investment, Identifier [Axis]: ClearBridge Dividend Strategy Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	14,584,202
Investment, Identifier [Axis]: ClearBridge Large Cap Growth Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	29,618,784
Investment, Identifier [Axis]: ClearBridge Sustainability Leaders Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,004,681
Investment, Identifier [Axis]: Franklin Core Plus Bond Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	20,352,607
Investment, Identifier [Axis]: Franklin DynaTech Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	55,182,988
Investment, Identifier [Axis]: Franklin Equity Income Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	43,077,339
Investment, Identifier [Axis]: Franklin Growth Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	346,477,359
Investment, Identifier [Axis]: Franklin High Income Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,882,584
Investment, Identifier [Axis]: Franklin Income Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	115,758,567
Investment, Identifier [Axis]: Franklin International Growth Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	22,151,412
Investment, Identifier [Axis]: Franklin Mutual Beacon Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	163,092,081
Investment, Identifier [Axis]: Franklin Resources, Inc. common stock, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	34,020,928
Investment, Identifier [Axis]: Franklin Rising Dividends Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	117,768,987
Investment, Identifier [Axis]: Franklin Small Cap Growth Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	84,949,904
Investment, Identifier [Axis]: Franklin Small Cap Value Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	57,224,720
Investment, Identifier [Axis]: Galliard Stable Return Fund Class Q, Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	114,621,930
Investment, Identifier [Axis]: Loomis Sayles Global Aggregate Bond CIT Class C, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	553,435
Investment, Identifier [Axis]: MFS International Growth CIT Class 2, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,428,525
Investment, Identifier [Axis]: PGIM US Broad Market High Yield Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,638,332
Investment, Identifier [Axis]: Putnam Core Bond Fund R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,912,619
Investment, Identifier [Axis]: Putnam Large Cap Value Trust (IA), Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,023,260
Investment, Identifier [Axis]: Putnam Research Fund R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,947,554
Investment, Identifier [Axis]: Putnam Retirement Advantage 2030 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,122,024
Investment, Identifier [Axis]: Putnam Retirement Advantage 2035 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	144,762
Investment, Identifier [Axis]: Putnam Retirement Advantage 2040 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	605,151
Investment, Identifier [Axis]: Putnam Retirement Advantage 2045 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	681,538
Investment, Identifier [Axis]: Putnam Retirement Advantage 2050 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	893,491
Investment, Identifier [Axis]: Putnam Retirement Advantage 2055 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	849,249
Investment, Identifier [Axis]: Putnam Retirement Advantage 2060 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	296,788
Investment, Identifier [Axis]: Putnam Retirement Advantage 2065 Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	904,091
Investment, Identifier [Axis]: Putnam Retirement Advantage Maturity Trust, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,438
Investment, Identifier [Axis]: Putnam Stable Value Fund Gross, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,997,210
Investment, Identifier [Axis]: State Street International Index Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	76,740,269
Investment, Identifier [Axis]: State Street Russell SMID Index Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	70,647,013
Investment, Identifier [Axis]: State Street S&P 500 Index Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	552,240,318
Investment, Identifier [Axis]: State Street Target Retirement 2025 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	51,181,268
Investment, Identifier [Axis]: State Street Target Retirement 2030 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	92,664,352
Investment, Identifier [Axis]: State Street Target Retirement 2035 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	139,690,102
Investment, Identifier [Axis]: State Street Target Retirement 2040 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	131,649,894
Investment, Identifier [Axis]: State Street Target Retirement 2045 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	93,073,078
Investment, Identifier [Axis]: State Street Target Retirement 2050 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	94,386,651
Investment, Identifier [Axis]: State Street Target Retirement 2055 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	58,277,983
Investment, Identifier [Axis]: State Street Target Retirement 2060 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	15,003,105
Investment, Identifier [Axis]: State Street Target Retirement 2065 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,672,604
Investment, Identifier [Axis]: State Street Target Retirement 2070 Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,759
Investment, Identifier [Axis]: State Street Target Retirement Income Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,164,090
Investment, Identifier [Axis]: State Street US Bond Index Lending Fund, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	69,824,222
Investment, Identifier [Axis]: T. Rowe Price Large Cap Growth, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	29,675,011
Investment, Identifier [Axis]: Templeton Developing Markets Trust Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	63,990,548
Investment, Identifier [Axis]: Templeton Foreign Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	25,443,390
Investment, Identifier [Axis]: Templeton Global Bond Fund Class R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,606,617
Investment, Identifier [Axis]: Vanguard Equity Income Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,798,169
Investment, Identifier [Axis]: Vanguard International Value Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,012,643
Investment, Identifier [Axis]: Various, Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	220,849,921
Investment, Identifier [Axis]: Wellington Core Bond Plus CIT II Series 4, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,157,397
Investment, Identifier [Axis]: Wellington Emerging Markets Research Equity CIF II Series 2, Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,189,551